Nature of operations and business combination	14 Months Ended
Dec. 31, 2022
Nature Of Operations [Abstract]
Nature of operations and business combination
Company overview

Li-Cycle’s core business model is to build, own and operate recycling plants tailored to regional needs. Li-Cycle’s Spoke & Hub Technologies™ provide an environmentally-friendly resource recovery solution that addresses the growing global lithium-ion battery recycling challenges supporting the global transition toward electrification.

Li-Cycle Holdings Corp. and its subsidiaries, collectively ("Li-Cycle" or the "Company") started their business as Li-Cycle Corp. Li-Cycle Corp. was incorporated in Ontario, Canada under the Business Corporations Act (Ontario) on November 18, 2016. The Company's registered address is 207 Queens Quay West, Suite 590, Toronto, Ontario.

On March 28, 2019, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle Inc., under the General Corporation Law of the State of Delaware. This subsidiary operates the Company’s U.S. Spoke facilities.

On September 2, 2020, Li-Cycle Corp. incorporated a wholly-owned subsidiary, Li-Cycle North America Hub, Inc., under the General Corporation Law of the State of Delaware. This subsidiary is developing the Company’s first commercial Hub, in Rochester, New York.

On August 10, 2021, in accordance with the plan of arrangement to reorganize Li-Cycle Corp., the Company finalized a business combination (the "Business Combination") with Peridot Acquisition Corp., and the combined company was renamed Li-Cycle Holdings Corp. On closing, the common shares of Li-Cycle Holdings Corp. were listed on the New York Stock Exchange and commenced trading under the symbol “NYSE:LICY”.